Summary of Change in Net Asset Value and Financial Highlights (Detail) (USD $)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2009	Jun. 30, 2012		Dec. 31, 2011	Dec. 31, 2010
Financial Highlights [Line Items]
Net asset value per Share, beginning of period	$ 50.00	$ 48.83		$ 50.43	$ 49.52
Net investment loss	$ (0.11)	$ (0.23)		$ (0.46)	$ (0.42)
Net realized and unrealized gain (loss)	$ (0.37)	$ 0.02		$ (1.14)	$ 1.33
Net increase (decrease) in net assets from operations	$ (0.48)	$ (0.21)		$ (1.60)	$ 0.91
Net asset value per Share, end of period	$ 49.52	$ 48.62		$ 48.83	$ 50.43
Net investment loss	(0.92%)	(0.96%)	[1]	(0.92%)	(0.84%)
Expenses	1.01%	1.05%	[1]	1.02%	1.01%
Total return	(0.96%)	(0.43%)	[2]	(3.17%)	1.84%

[1]	Percentage is annualized.
[2]	Percentage is not annualized.